Annual Total Returns [BarChart] - Voya Global Multi-Asset Fund - Class A	Sep. 30, 2020
Bar Chart Table:
2010	13.46%
2011	(2.00%)
2012	12.90%
2013	14.05%
2014	2.17%
2015	(2.21%)
2016	6.33%
2017	17.40%
2018	(8.62%)
2019	17.82%